Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated October 28, 2016
As Supplemented June 5, 2017
Janus Henderson U.S. Core Fund
(closed to certain new investors)
Ticker:	JDOAX	Class A Shares	JLCIX	Class S Shares	JRCNX	Class N Shares
	JLCCX	Class C Shares	JRMCX	Class I Shares	JRMSX	Class T Shares

INVESTMENT OBJECTIVE
Janus Henderson U.S. Core Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 28 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees (may adjust up or down)	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.13%	0.17%	0.31%	0.12%	0.01%	0.31%
Total Annual Fund Operating Expenses	0.94%	1.73%	1.12%	0.68%	0.57%	0.87%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 665	$ 857	$ 1,065	$ 1,663
Class C Shares	$ 276	$ 545	$ 939	$ 2,041
Class S Shares	$ 114	$ 356	$ 617	$ 1,363
Class I Shares	$ 69	$ 218	$ 379	$ 847
Class N Shares	$ 58	$ 183	$ 318	$ 714
Class T Shares	$ 89	$ 278	$ 482	$ 1,073

1	Janus Henderson U.S. Core Fund

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 665	$ 857	$ 1,065	$ 1,663
Class C Shares	$ 176	$ 545	$ 939	$ 2,041
Class S Shares	$ 114	$ 356	$ 617	$ 1,363
Class I Shares	$ 69	$ 218	$ 379	$ 847
Class N Shares	$ 58	$ 183	$ 318	$ 714
Class T Shares	$ 89	$ 278	$ 482	$ 1,073

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH Investment Management LLC’s (“INTECH”) mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States.
The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within the S&P 500® Index (the Fund’s benchmark index). The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Investment Process Risk.  The proprietary mathematical investment process used by INTECH may not achieve the desired results. There is a risk that INTECH’s method of identifying stocks with higher volatility than the named benchmark index or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) will not result in selecting stocks with continuing volatility or the expected correlation. In INTECH’s history, which spans more than 25 years, INTECH’s mathematical investment process has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important
2	Janus Investment Fund

to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Real Estate Securities Risk.  The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on October 28, 2014.
•	The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class N Shares for periods prior to October 28, 2014, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to October 28, 2014, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for
3	Janus Henderson U.S. Core Fund

direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 14.79%	Worst Quarter: 4th Quarter 2008 – 21.49%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2016 was 6.07%.
Average Annual Total Returns (periods ended 12/31/15)
	1 Year	5 Years	10 Years	Since Inception (2/28/03)
Class T Shares
Return Before Taxes	1.46%	13.32%	7.22%	10.14%
Return After Taxes on Distributions	– 2.23%	11.57%	6.05%	8.98%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.83%	10.59%	5.80%	8.41%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	1.38%	12.57%	7.31%	9.37%
Class A Shares
Return Before Taxes(2)	– 4.41%	11.90%	6.40%	9.41%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	1.38%	12.57%	7.31%	9.37%
Class C Shares
Return Before Taxes(3)	– 0.23%	12.34%	6.22%	9.08%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	1.38%	12.57%	7.31%	9.37%
Class S Shares
Return Before Taxes	1.17%	13.03%	6.85%	9.72%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	1.38%	12.57%	7.31%	9.37%
Class I Shares
Return Before Taxes	1.63%	13.53%	7.22%	10.14%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	1.38%	12.57%	7.31%	9.37%
4	Janus Investment Fund

Average Annual Total Returns (periods ended 12/31/15)
	1 Year	5 Years	10 Years	Since Inception (2/28/03)
Class N Shares
Return Before Taxes	1.73%	13.32%	7.22%	10.14%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	1.38%	12.57%	7.31%	9.37%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the S&P 500® Index. The S&P 500® Index is used to calculate the Fund’s performance fee adjustment. The index is described below.
•	The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
5	Janus Henderson U.S. Core Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Investment Subadviser:  INTECH Investment Management LLC
Portfolio Management:  A team of investment professionals consisting of Adrian Banner, Ph.D. (Chief Executive Officer since November 2012 and Chief Investment Officer since January 2012), Vassilios Papathanakos, Ph.D. (Deputy Chief Investment Officer since November 2012), Joseph W. Runnels, CFA (Vice President of Portfolio Management since March 2003), and Phillip Whitman, Ph.D. (Portfolio manager of INTECH since January 2015) works together to implement the mathematical investment process. No one person of the Fund’s investment team is primarily responsible for implementing the investment strategies of the Fund.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500
Certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class N Shares
No minimum investment requirements imposed by the Fund	None

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
6	Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated October 28, 2016
As Supplemented June 5, 2017
Janus Henderson U.S. Core Fund
(closed to certain new investors)
Ticker:	JIRMX	Class D Shares*
* Class D Shares are closed to certain new investors.
INVESTMENT OBJECTIVE
Janus Henderson U.S. Core Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees (may adjust up or down)	0.56%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.79%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 81	$ 252	$ 439	$ 978

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH Investment Management LLC’s (“INTECH”) mathematical investment process. The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the United States.
The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within the S&P 500® Index (the Fund’s benchmark index). The goal of this process is to build a portfolio of stocks in a more efficient combination than the named benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and periodically rebalancing the portfolio to maintain potentially more efficient weightings, INTECH’s mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its named benchmark index with risks similar to that of the benchmark index. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.
1	Janus Henderson U.S. Core Fund

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Investment Process Risk.  The proprietary mathematical investment process used by INTECH may not achieve the desired results. There is a risk that INTECH’s method of identifying stocks with higher volatility than the named benchmark index or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) will not result in selecting stocks with continuing volatility or the expected correlation. In INTECH’s history, which spans more than 25 years, INTECH’s mathematical investment process has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Real Estate Securities Risk.  The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The
2	Janus Investment Fund

performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 14.79%	Worst Quarter: 4th Quarter 2008 – 21.49%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2016 was 6.18%.
Average Annual Total Returns (periods ended 12/31/15)
	1 Year	5 Years	10 Years	Since Inception (2/28/03)
Class D Shares
Return Before Taxes	1.49%	13.40%	7.26%	10.18%
Return After Taxes on Distributions	– 2.22%	11.63%	6.09%	9.00%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.86%	10.66%	5.84%	8.44%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	1.38%	12.57%	7.31%	9.37%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the S&P 500® Index. The S&P 500® Index is used to calculate the Fund’s performance fee adjustment. The index is described below.
•	The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
3	Janus Henderson U.S. Core Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Investment Subadviser:  INTECH Investment Management LLC
Portfolio Management:  A team of investment professionals consisting of Adrian Banner, Ph.D. (Chief Executive Officer since November 2012 and Chief Investment Officer since January 2012), Vassilios Papathanakos, Ph.D. (Deputy Chief Investment Officer since November 2012), Joseph W. Runnels, CFA (Vice President of Portfolio Management since March 2003), and Phillip Whitman, Ph.D. (Portfolio manager of INTECH since January 2015) works together to implement the mathematical investment process. No one person of the Fund’s investment team is primarily responsible for implementing the investment strategies of the Fund.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
4	Janus Investment Fund